COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	99.2%
COMMUNICATIONS—TOWERS	18.6%
American Tower Corp.		1,652,531	$359,838,625
Crown Castle International Corp.		581,135	83,915,894
SBA Communications Corp.		488,045	131,757,509

			575,512,028

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.3%
Boyd Gaming Corp.		409,448	5,904,240
Eldorado Resorts, Inc.(a)		237,538	3,420,547

			9,324,787

REAL ESTATE	80.3%
DATA CENTERS	13.0%
CyrusOne, Inc.		464,077	28,656,755
Digital Realty Trust, Inc.		590,370	82,008,297
Equinix, Inc.		419,478	261,993,374
QTS Realty Trust, Inc., Class A		487,334	28,270,245

			400,928,671

FINANCE	0.5%
Vanguard Real Estate ETF		220,523	15,403,532

HEALTH CARE	12.8%
Healthcare Trust of America, Inc., Class A		2,436,421	59,156,302
Healthpeak Properties, Inc.		1,720,015	41,022,358
Medical Properties Trust, Inc.		4,300,510	74,355,818
Omega Healthcare Investors, Inc.		443,772	11,777,709
Ventas, Inc.		1,360,993	36,474,612
Welltower, Inc.		3,781,269	173,106,495

			395,893,294

HOTEL	2.1%
Hilton Worldwide Holdings, Inc.		171,511	11,703,911
Host Hotels & Resorts, Inc.		1,735,237	19,157,016
Park Hotels & Resorts, Inc.		3,118,631	24,668,371
Red Rock Resorts, Inc. Class A		976,856	8,352,119

			63,881,417

INDUSTRIALS	7.9%
Duke Realty Corp.		4,404,407	142,614,699
Prologis, Inc.		1,275,378	102,502,130

			245,116,829

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		Shares	Value
NET LEASE	7.7%
Spirit Realty Capital, Inc.		2,786,413	$72,864,700
STORE Capital Corp.		1,547,725	28,044,777
VEREIT, Inc.		9,615,113	47,017,902
VICI Properties, Inc.		5,410,628	90,032,850

			237,960,229

OFFICE	5.2%
Empire State Realty Trust, Inc., Class A		1,904,143	17,061,121
Highwoods Properties, Inc.		966,513	34,233,890
Hudson Pacific Properties, Inc.		2,180,968	55,309,349
Kilroy Realty Corp.		862,496	54,940,995

			161,545,355

RESIDENTIAL	14.9%
APARTMENT	12.2%
Apartment Investment & Management Co., Class A		841,577	29,581,432
AvalonBay Communities, Inc.		420,503	61,885,426
Essex Property Trust, Inc.		534,107	117,631,726
UDR, Inc.		4,583,228	167,471,151

			376,569,735

SINGLE FAMILY	2.7%
Invitation Homes, Inc.		3,940,561	84,209,788

TOTAL RESIDENTIAL			460,779,523

SELF STORAGE	9.7%
Extra Space Storage, Inc.		1,258,821	120,544,699
Public Storage		900,328	178,814,144

			299,358,843

SHOPPING CENTERS	5.2%
COMMUNITY CENTER	2.1%
Kimco Realty Corp.		2,965,205	28,673,532
Regency Centers Corp.		615,325	23,646,940
SITE Centers Corp.		2,683,617	13,981,645

			66,302,117

REGIONAL MALL	3.1%
Macerich Co. (The)		1,092,969	6,153,416

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		Shares	Value
Simon Property Group, Inc.		1,606,497	$88,132,425

			94,285,841

TOTAL SHOPPING CENTERS			160,587,958

TIMBER	1.3%
Weyerhaeuser Co.		2,302,276	39,023,578

TOTAL REAL ESTATE			2,480,479,229

TOTAL COMMON STOCK (Identified cost—$3,272,223,021)			3,065,316,044

SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(b)		37,695,507	37,695,507

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$37,695,507)			37,695,507

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,309,918,528)	100.4%		3,103,011,551
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)		(13,186,820)

NET ASSETS (Equivalent to $35.92 per share based on 86,020,378 shares of common stock outstanding)	100.0%		$3,089,824,731

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

3

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$3,065,316,044	$3,065,316,044	$—	$—

Short-Term Investments	37,695,507	—	37,695,507	—

Total Investments in Securities(a)	$3,103,011,551	$3,065,316,044	$37,695,507	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.